Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (142,096)	$ (142,094)	$ (123,849)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	8,458	5,658	4,611
Loss on disposal of fixed assets and intangible assets	672	0	43
Non-cash share-based compensation (net of amount capitalized)	9,937	20,107	30,212
Non-cash interest expense	1,093	0	0
Loss (Gain) on lease incentive and reassessment	9	(1,335)	0
Loss on impairment of leasehold improvements	0	0	4,102
Gain on termination of operating lease	0	(160)	0
Deferred income tax	(72)	(1,344)	(399)
Changes in operating assets and liabilities
Decrease (increase) in prepaid expenses and other current assets	5,574	(2,660)	(21,008)
Decrease (increase) in prepaid expenses and other non-current assets	503	(2,637)	0
Decrease (increase) in long-term deposits	575	(508)	(702)
(Decrease) increase in accounts payable	(1,816)	1,439	(1,451)
Decrease operating lease right of use assets, net	3,728	3,670	2,551
(Decrease) increase in accrued expenses and other liabilities	(2,021)	5,608	4,958
(Decrease) in current and non-current operating lease liabilities	(2,405)	(3,502)	(552)
Net cash used in operating activities	(117,861)	(117,758)	(101,484)
Cash flows from investing activities:
Purchases of property and equipment	(8,857)	(14,681)	(18,341)
Purchase of intangible assets	0	0	(327)
Net cash used in investing activities	(8,857)	(14,681)	(18,668)
Cash flows from financing activities:
Proceeds of issuance of ordinary shares	245,900	79,750	115,920
Proceeds from exercise of share options	125	462	43
Proceeds from liability related to the sale of future royalties and sales milestones	50,000	0	0
Payments of equity issuance costs	(11,453)	(5,797)	(7,100)
Payments of issuance costs related to the liability related to the sale of future royalties and sales milestones	(509)	0	0
Net cash provided by financing activities	284,063	74,415	108,863
Effect of exchange rate changes on cash and restricted cash	(754)	679	5,164
Net increase (decrease) in cash and restricted cash	156,591	(57,345)	(6,125)
Cash and restricted cash, beginning of period	154,085	211,430	217,555
Cash and restricted cash, end of period	310,676	154,085	211,430
Supplemental cash flow information
Cash paid for taxes	364	1,841	1,535
Supplemental non-cash flow information
Property and equipment purchases included in accounts payable or accrued	3,712	2,499	2,818
Leased assets terminated and obtained in exchange for operating lease liabilities, net	28,517	2,487	0
Reduction in right of use asset	627	0	1,919
Leased assets obtained in exchange for operating lease liabilities	0	26,956	0
Capitalized share-based compensation, net of forfeitures	0	(86)	174
Capitalized implementation costs included in accrued expenses	100	144	0
Issuance costs included in accounts payable and accrued expenses	245
Warrants issued in relation to Blackstone Agreements at relative fair value	9,868	0	0
Reconciliation of cash and restricted cash reported within the consolidated balance sheets
Cash	310,338	153,299	210,643
Short-term restricted cash	338	786	787
Total cash and restricted cash	$ 310,676	$ 154,085	$ 211,430